Leases - Schedule of Carrying Amounts of the Group's Right -of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets
Beginning balance	$ 125,198
Adjustments for indexed leases	3,198
New leases	13,529
Cancelled leases	(1,524)
Depreciation	(6,573)	$ (6,245)
Translation difference	653
Ending balance	$ 134,481